EQUITY - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 07, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity
Total dividends paid for ordinary share		$ 318		$ 321	$ 269
Propsed interim dividend, as a percentage of the total dividend from the previous year		40.00%
Distributable reserves		$ 2,050
Ordinary shares
Equity
Ordinary final dividends per share			$ 0.220		$ 0.227	$ 0.185
Interim dividend per ordinary share		$ 0.144	$ 0.140		$ 0.123
Ordinary dividends paid relating to prior years		$ 192	$ 198		$ 162
Ordinary dividends paid relating to current years		126	123		107
Total dividends paid for ordinary share		$ 318	$ 321		$ 269
Proposed final dividend per ordinary share	$ 23.1
Total proposed dividends	$ 202